UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

          Investment Company Act file number 811-7458
                                           ------------------------
                             Tweedy, Browne Fund Inc.
          ---------------------------------------------------------
                (Exact name of registrant as specified in charter)

                            350 Park Avenue, 9th Floor
                                New York, NY 10022
          ---------------------------------------------------------
                (Address of principal executive offices) (Zip code)

                          M. Gervase Rosenberger, Esq.
                           Tweedy, Browne Company LLC
                           350 Park Avenue, 9th Floor
                               New York, NY 10022
          ---------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-916-0600
                                                          --------------
                     Date of fiscal year end: March 31, 2004
                                            ----------------
                  Date of reporting period: September 30, 2003
                                           -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                               [GRAPHIC OMITTED]
                                 CONTINENT ART

                                 TWEEDY, BROWNE
                                GLOBAL VALUE FUND

                                   SEMI-ANNUAL
                               SEPTEMBER 30, 2003


                               [GRAPHIC OMITTED]
                               U.S. CONTINENT ART

                                 TWEEDY, BROWNE
                               AMERICAN VALUE FUND

--------------------------------------------------------------------------------

                            TWEEDY, BROWNE FUND INC.


Investment Adviser's Note ..................................................1
Tweedy, Browne Global Value Fund:
   Portfolio of Investments ................................................4
   Schedule of Forward Exchange Contracts .................................12
   Statement of Assets and Liabilities ....................................17
   Statement of Operations ................................................18
   Statements of Changes in Net Assets ....................................19
   Financial Highlights ...................................................20
   Notes to Financial Statements ..........................................21
      Investment in the Fund by the Investment Adviser
       and Related Parties ................................................24
Tweedy, Browne American Value Fund:
   Portfolio of Investments ...............................................28
   Schedule of Forward Exchange Contracts .................................32
   Statement of Assets and Liabilities ....................................33
   Statement of Operations ................................................34
   Statements of Changes in Net Assets ....................................35
   Financial Highlights ...................................................36
   Notes to Financial Statements ..........................................37
      Investment in the Fund by the Investment Adviser
       and Related Parties ................................................40

--------------------------------------------------------------------------------
     This report is for the information of the shareholders of Tweedy, Browne Fund Inc. Its use in connection with any offering of the Company's shares is authorized only in a case of a concurrent or prior delivery of the Company's current prospectus. Investors should refer to the accompanying prospectus for description of risk factors associated with investments in securities held by both Funds. The securities of small, less well-known companies may be more volatile than those of larger companies. In addition, investing in foreign securities involves additional risks beyond the risks of investing in securities of US markets. These risks involve economic and political considerations not typically found in US markets, including currency fluctuations, political uncertainty and differences in financial standards, regulatory environments, and overall market and economic factors in the countries. Tweedy, Browne Company LLC is the Distributor of the Company.

TWEEDY, BROWNE FUND INC.
INVESTMENT ADVISER'S NOTE

                               [GRAPHIC OMITTED]
                                  MANAGER PIC

Left to right: John Spears, Tom Shrager, Chris Browne, Bob Wyckoff and Will Browne.

To Our Shareholders:
      We are pleased to present the semi-annual report for Tweedy, Browne Global Value Fund and Tweedy, Browne American Value Fund for the six months ended September 30, 2003. Investment results* for various periods ending September 30, 2003 are presented in the tables below:

--------------------------------------------------------------------------------
                 TWEEDY, BROWNE                 MSCI EAFE (1)(2)
                GLOBAL VALUE FUND              US $           HEDGED
--------------------------------------------------------------------------------
6 Months               24.03%                 28.96%           20.95%
--------------------------------------------------------------------------------
1 Year                 18.46                  26.01            10.83
--------------------------------------------------------------------------------
3 Years                -1.47                  -8.71           -13.78
--------------------------------------------------------------------------------
5 Years                 9.20                   0.55             0.30
--------------------------------------------------------------------------------
10 Years               10.98                   2.92             4.01
--------------------------------------------------------------------------------
Since Inception (3)    10.98                   3.34             4.42
================================================================================
--------------------------------------------------------------------------------
                        TWEEDY, BROWNE                   S&P
                      AMERICAN VALUE FUND             500 (1)(4)
--------------------------------------------------------------------------------
6 Months                       16.46%                   18.45%
--------------------------------------------------------------------------------
1 Year                         17.48                    24.37
--------------------------------------------------------------------------------
3 Years                        -0.48                   -10.13
--------------------------------------------------------------------------------
5 Years                         4.67                     1.00
--------------------------------------------------------------------------------
Since Inception (3)            10.91                    10.13
--------------------------------------------------------------------------------

* Past performance is not a guarantee of future results, and total return and principal value of investments will fluctuate with market changes. Shares, when redeemed, may be worth more or less than their original cost. Results are annualized for all periods except the 6 months period. Current performance may be lower or higher than the performance data quoted. Please visit www.tweedy.com to obtain performance data which is current to the most recent month end.

      Beginning with this report, we are changing the manner in which we provide our comments on your Funds' performance and our investment outlook. These comments from your Funds' managers will be provided to our shareholders separately and will be sent to you within the same general time frame. The reason we are adopting this procedure relates to a relatively new piece of federal legislation called the Sarbanes-Oxley Act of 2002. Under these new regulations, a fund's principal executive and financial officers are required to certify the entire contents of shareholder reports in a filing with the Securities and Exchange Commission on a new form, called Form N-CSR. This certification covers not only the financial statements, but also the investment managers' comments and subjective opinions if they are attached to or are a part of the financial statements. In our own letters we often cite opinions and/or observations of others in the investment industry, all of which we would also be required to certify under these new regulations. As we are not privy to others' sources of information, we do not feel we can certify statements made by others despite how relevant or informative we consider them to be.
      We hope you will understand our reason for this change, which we believe is an unintended consequence of increasing regulatory requirements affecting public companies. We are not the first fund company to adopt this procedure, and trust we will not be the last. We hope that the certification requirements of these new regulations will be modified in the future to permit us to include our investment commentary with our annual and semi-annual reports. Until then, look for our commentary in a separate booklet with a dark blue cover or on our website at www.tweedy.com.

                                    Very truly yours,
                                    TWEEDY, BROWNE COMPANY LLC

                                    Christopher H. Browne
                                    William H. Browne
                                    John D. Spears
                                    Thomas H. Shrager
                                    Robert Q. Wyckoff, Jr.
                                    MANAGING DIRECTORS

October 22, 2003

Footnotes

(1) Indexes are unmanaged, and the figures for the indexes shown include reinvestment of dividends and capital gains distributions and do not reflect any fees or expenses. Investors cannot invest directly in an index. We strongly recommend that these factors be considered before an investment decision is made.
(2) MSCI EAFE US$ is an unmanaged capitalization-weighted index of companies representing the stock markets of Europe, Australasia and the Far East. MSCI EAFE Hedged consists of the results of the MSCI EAFE Index hedged 100% back into US dollars and accounts for interest rate differentials in forward currency exchange rates. Results for both indexes are inclusive of dividends and net of foreign withholding taxes.
(3) Inception dates for the Global Value Fund and the American Value Fund were June 15, 1993 and December 8, 1993, respectively. Except for the S&P 500 Index, information with respect to all other indexes used is available at month end only; therefore the closest month end to each Fund's inception date, May 31, 1993 and November 30, 1993, respectively, were used.
(4) S&P 500 is an unmanaged capitalization-weighted index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market and includes the reinvestment of dividends.

TWEEDY, BROWNE GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS

September 30, 2003 (Unaudited)

                               [GRAPHIC OMITTED]
                                 CONTINENT ART


                                                                       MARKET
                                                                       VALUE
    SHARES                                                            (NOTE 1)
 ------------                                                     --------------

              COMMON STOCKS--94.7%
              BELGIUM--1.6%
   1,219,490  Almanij  NV .......................................   $ 49,535,124
     287,669  Colruyt NV ........................................     24,823,888
                                                                  --------------
                                                                      74,359,012
                                                                  --------------
              CANADA--1.5%
      72,400  Canadian Western Bank .............................      1,877,788
     260,700  Melcor Developments Ltd. ..........................      8,017,318
   2,073,000  National Bank of Canada, Toronto ..................     55,962,674
                                                                  --------------
                                                                      65,857,780
                                                                  --------------
              CZECH REPUBLIC--0.0%++
       2,800  Philip Morris CR AS ...............................      1,369,337
                                                                  --------------
              DENMARK--0.4%
     950,000  Danske Bank A/S ...................................     18,102,446
                                                                  --------------
              FINLAND--4.8%
   3,085,650  Huhtamaki Oyj .....................................     32,340,573
   1,860,930  Kesko Oyj, B Shares ...............................     27,024,336
   3,194,942  Kone Oyj, B Shares ................................    157,533,299
                                                                  --------------
                                                                     216,898,208
                                                                  --------------
              FRANCE--5.3%
     863,025  Aventis SA ........................................     44,774,384
     433,783  BNP Paribas SA ....................................     21,267,340
   2,390,980  CNP Assurances ....................................    108,759,379
      37,278  Compagnie Lebon SA ................................      2,517,904
   1,509,131  Nexans SA .........................................     34,270,472
       1,000  NSC Groupe ........................................         86,235
   4,614,300  Rhodia SA .........................................     28,963,639
                                                                  --------------
                                                                     240,639,353
                                                                  --------------
              GERMANY--8.0%
   2,104,179  Bayer AG ..........................................     45,528,876
   1,435,000  Bayerische Hypo-Und Vereinsbank AG ................     24,465,355
     375,657  Boewe Systec AG ...................................     13,259,769
      62,263  Krones AG .........................................      3,915,456
      42,354  KSB AG ............................................      4,981,663
     104,581  KSB AG, Vorzugsakt ................................     11,143,777
     108,159  Linde AG ..........................................      4,442,492
   4,900,000  Merck KGaA ........................................    159,148,713
     538,544  Moebel Walther AG .................................      2,822,229
     136,187  Moebel Walther AG, Vorzugsakt .....................        320,365


                        SEE NOTES TO FINANCIAL STATEMENTS
                                       4

TWEEDY, BROWNE GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS

September 30, 2003 (Unaudited)


                                                                       MARKET
                                                                       VALUE
    SHARES                                                            (NOTE 1)
 ------------                                                     --------------

              COMMON STOCKS
              GERMANY--(CONTINUED)
   1,398,285  Springer (Axel) Verlag AG .........................   $ 88,746,399
                                                                  --------------
                                                                     358,775,094
                                                                  --------------
              HONG KONG--3.2%
  13,780,000  Jardine Strategic Holdings Ltd. ...................     47,472,100
  42,847,281  SCMP Group Ltd. ...................................     23,654,036
  41,000,000  Swire Pacific Ltd., Class B .......................     37,061,908
   6,937,800  Wing Hang Bank Ltd. ...............................     36,732,586
                                                                  --------------
                                                                     144,920,630
                                                                  --------------
              IRELAND--1.4%
  32,569,067  Independent News & Media PLC ......................     63,340,331
   1,111,317  Unidare PLC .......................................     1,365,365
                                                                  --------------
                                                                      64,705,696
                                                                  --------------
              ITALY--1.8%
   1,150,500  Maffei SPA ........................................      1,875,742
   6,402,940  Mondadori (Arnoldo) Editore SPA ...................     47,721,924
   2,598,000  Natuzzi SPA, Sponsored ADR + ......................     26,499,600
     137,806  Sol SPA ...........................................        553,663
     805,250  Vincenzo Zucchi SPA ...............................      3,882,305
                                                                  --------------
                                                                      80,533,234
                                                                  --------------
              JAPAN--9.6%
     590,460  Aiful Corporation .................................     35,623,692
     722,000  Amatsuji Steel Ball Manufacturing Company Ltd. ....      6,333,617
     552,900  Chofu Seisakusho Company Ltd. .....................      8,240,421
       1,016  Coca-Cola Central Japan Company Ltd. ..............      5,884,188
     268,000  Credia Company Ltd. ...............................      3,308,168
     455,000  Daiwa Industries Ltd. .............................      1,254,442
   1,255,900  Eisai Company Ltd. ................................     29,341,622
   5,251,000  Fujitec Company Ltd. ..............................     23,078,738
     747,600  Fukuda Denshi Company Ltd. ........................     18,001,559
     674,500  Glory Ltd. ........................................     18,716,826
      52,000  Hitachi Medical Corporation .......................        620,937
     319,800  Inaba Denki Sangyo Company Ltd. ...................      4,385,567
     319,000  Inaba Seisakusho Company Ltd. .....................      4,400,296
     407,000  Kagawa Bank Ltd. ..................................      2,200,493
     321,000  Katsuragawa Electric Company Ltd. .................        879,255
   1,291,000  Kawasumi Laboratories Inc. ........................      8,644,032
       1,000  Kinki Coca-Cola Bottling Company Ltd. .............          6,114
     477,000  Matsumoto Yushi-Seiyaku Company Ltd. ..............      7,301,348
     355,600  Meito Sangyo Company Ltd. .........................      4,535,918
     249,600  Mirai Industry Company Ltd. .......................      1,407,582
     374,000  Nankai Plywood Company Ltd. .......................      1,108,123

                        SEE NOTES TO FINANCIAL STATEMENTS
                                       5

TWEEDY, BROWNE GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS

September 30, 2003 (Unaudited)

                                                                       MARKET
                                                                       VALUE
    SHARES                                                            (NOTE 1)
 ------------                                                     --------------

              COMMON STOCKS
              JAPAN--(CONTINUED)
      11,000  Nippon Antenna Company Ltd. .......................   $     83,794
     634,000  Nippon Broadcasting System Inc. ...................     25,708,457
   1,203,000  Nippon Cable System Inc. ..........................     13,234,455
     161,780  Nippon Kanzai Company Ltd. ........................      2,483,576
   1,060,000  Nippon Konpo Unyu Soko Company Ltd. ...............      7,457,907
     746,000  Nissha Printing Company Ltd. ......................      9,295,369
     552,000  Nitto FC Company Ltd. .............................      2,490,337
     867,000  Riken Vitamin Company Ltd. ........................     10,942,757
     451,000  Sangetsu Company Ltd. .............................      8,316,341
     139,000  Sanko Sangyo Company Ltd. .........................        559,907
   1,483,200  Sanyo Shinpan Finance Company Ltd. ................     52,708,271
     760,600  Shikoku Coca-Cola Bottling Company Ltd. ...........      7,387,111
     478,000  Shingakukai Company Ltd. ..........................      2,781,185
     331,500  Shinki Company Ltd. ...............................      1,353,122
   2,777,000  Shionogi & Company Ltd. ...........................     48,224,325
     439,500  SK Kaken Company Ltd. .............................     10,779,484
     712,000  Sonton Food Industry Company Ltd. .................      5,347,250
     484,070  Takefuji Corporation ..............................     30,981,523
     269,000  TENMA Corporation .................................      2,899,128
   1,073,000  Torishima Pump Manufacturing Company Ltd. .........      5,138,567
                                                                  --------------
                                                                     433,445,804
                                                                  --------------
              MALAYSIA--0.1%
   3,448,500  Star Publications (Malaysia) Berhad ...............      5,445,029
                                                                  --------------
              MEXICO--1.4%
   9,467,000  Embotelladoras Arca SA + ..........................     16,554,628
      28,097  Fomento Economico Mexicano, SA de CV, Sponsored ADR +    1,071,901
  30,132,400  Grupo Continental SA + ............................     44,501,133
                                                                  --------------
                                                                      62,127,662
                                                                  --------------
              NETHERLANDS--14.1%
   5,620,964  ABN Amro Holding NV ...............................    103,752,509
   1,980,990  Akzo Nobel NV .....................................     61,757,427
      23,620  Crown Van Gelder Gemeenschappelijk Bezit NV .......        335,582
   3,621,382  Heineken Holding NV, Class A ......................    114,920,996
   4,728,900  Holdingmaatschappij De Telegraaf NV ...............     93,619,774
   1,357,432  IMTECH NV .........................................     28,280,492
   1,354,514  Koninklijke Grolsch NV ............................     34,702,816
     896,555  Koninklijke Wessanen NV, CVA ......................      7,987,243
   4,017,888  Randstad Holding NV ...............................     57,364,978
   2,032,224  Stork NV ..........................................     33,014,469
     706,587  Twentsche Kabel Holding NV ........................     11,849,136
     739,643  Unilever NV, CVA ..................................     43,498,278
   4,498,159  Wegener NV ........................................     33,525,350
     685,097  Wolters Kluwer NV, CVA ............................      9,829,271
                                                                  --------------
                                                                     634,438,321
                                                                  --------------
                        SEE NOTES TO FINANCIAL STATEMENTS
                                       6

TWEEDY, BROWNE GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS

September 30, 2003 (Unaudited)

                                                                       MARKET
                                                                       VALUE
    SHARES                                                            (NOTE 1)
 ------------                                                     --------------

              COMMON STOCKS
              NEW ZEALAND--0.6%
  25,000,596  Carter Holt Harvey Ltd. ...........................   $ 25,392,011
                                                                  --------------
              NORWAY--0.7%
   1,895,300  Schibsted ASA .....................................     30,621,994
                                                                  --------------
              SINGAPORE--4.2%
   2,000,000  ComfortDelGro Corporation Ltd. ....................        908,265
   6,288,456  Cycle & Carriage Ltd. .............................     18,917,354
   6,708,510  Fraser & Neave Ltd. ...............................     39,973,882
   3,982,673  Robinson & Company Ltd. ...........................     18,432,221
   2,697,800  Singapore Press Holdings Ltd. .....................     28,561,030
  10,378,088  United Overseas Bank Ltd. .........................     80,451,691
                                                                  --------------
                                                                     187,244,443
                                                                  --------------
              SOUTH AFRICA--0.2%
     672,666  Sappi Ltd. ........................................      8,861,047
                                                                  --------------
              SPAIN--2.1%
   3,214,521  Altadis SA ........................................     79,174,472
      20,834  Banco de Andalucia SA .............................      1,577,047
     189,588  Indo Internacional  SA + ..........................        737,422
   1,775,551  Recoletos Grupo de Comunicacion SA ................     12,344,287
                                                                  --------------
                                                                      93,833,228
                                                                  --------------

              SWEDEN--0.1%
      35,600  BRIO AB, B Shares .................................        188,001
      33,000  Cloetta Fazer AB, B Shares ........................        750,834
     380,398  VLT AB, B Shares ..................................      4,106,217
                                                                  --------------
                                                                       5,045,052
                                                                  --------------
              SWITZERLAND--14.2%
      50,490  AFG Arbonia-Foster Holding AG, Bearer .............      4,272,398
       4,833  Bucher Industries AG, Bearer ......................        622,135
   3,260,600  Compagnie Financiere Richemont AG .................     64,810,545
       5,504  Conzzeta Holding AG ...............................      3,805,117
       5,842  Daetwyler Holding AG, Bearer ......................      8,537,637
      93,220  Edipresse SA, Bearer ..............................     35,999,637
      34,377  Forbo Holding AG ..................................      9,553,288
      19,506  Gurit-Heberlein AG, Bearer ........................     12,111,583
      28,536  Helvetia Patria Holding, Registered ...............      3,673,338
      29,327  Loeb Holding AG ...................................      3,886,194
     644,000  Nestle SA, Registered .............................    148,488,222
           8  Neue Zuercher Zeitung + ...........................        434,641
   2,321,385  Novartis AG, Registered ...........................     89,822,868
      49,790  Phoenix Mecano AG .................................     11,008,897
     155,033  PubliGroupe SA, Registered ........................     38,152,794

                        SEE NOTES TO FINANCIAL STATEMENTS
                                       7

TWEEDY, BROWNE GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS

September 30, 2003 (Unaudited)


                                                                       MARKET
                                                                       VALUE
    SHARES                                                            (NOTE 1)
 ------------                                                     --------------

              COMMON STOCKS
              SWITZERLAND--(CONTINUED)
     187,227  Sarna Kunsstoff Holding AG, Registered ............   $ 17,012,517
     117,048  Siegfried Holding AG ..............................     13,117,303
     375,540  SIG Holding AG, Registered ........................     49,479,385
     143,969  Sika AG, Bearer ...................................     53,417,543
      64,497  Sulzer AG, Registered .............................     12,282,771
     374,960  Syngenta AG .......................................     20,329,037
     473,990  Tamedia AG ........................................     28,712,963
      18,192  Zehnder Group AG, Class B .........................     12,383,944
                                                                  --------------
                                                                     641,914,757
                                                                  --------------
              UNITED KINGDOM--9.0%
   4,885,418  AGA Foodservice Group PLC .........................     18,100,147
   2,006,739  Alumasc Group PLC .................................      5,501,110
   1,002,774  Amersham PLC ......................................      8,629,951
   7,848,600  BBA Group PLC .....................................     31,914,674
     639,000  Burtonwood Brewery PLC ............................      3,275,153
   3,979,658  Carclo PLC + ......................................      2,975,321
   7,500,190  Diageo PLC ........................................     80,933,241
   3,102,000  Elementis PLC .....................................      1,958,398
     743,139  GlaxoSmithKline PLC, Sponsored ADR ................     31,509,094
     450,000  Hardys & Hansons PLC ..............................      3,102,674
     350,000  Johnston Group PLC ................................      1,817,162
  13,999,124  Novar PLC .........................................     32,212,627
     584,000  Partridge Fine Art PLC + ..........................        654,926
     500,000  Rolls-Royce Group PLC .............................      1,337,431
     779,500  Swan Hill Group PLC ...............................      1,081,379
  12,956,686  Trinity Mirror PLC ................................    120,547,296
   8,635,167  TT Electronics PLC ................................     18,148,335
   5,025,000  Unilever PLC ......................................     42,911,599
   1,200,000  Union PLC Deferred Gbp 0.25 .......................              0
      37,500  Young & Company's Brewery PLC, Class A ............        528,015
                                                                  --------------
                                                                     407,138,533
                                                                  --------------
              UNITED STATES--10.4%
     563,000  American Express Company ..........................     25,368,780
      75,700  American National Insurance Company ...............      6,438,285
     180,400  Freddie Mac .......................................      9,443,940
   6,728,996  Hollinger International Inc. ......................     83,103,100
   1,230,305  MBIA Inc. .........................................     67,629,866
   3,413,800  Pfizer Inc. .......................................    103,711,244
     460,000  PNC Financial Services Group Inc. .................     21,886,800
     596,000  Popular Inc. ......................................     23,720,800
   4,285,000  Schering-Plough Corporation .......................     65,303,400
      74,100  Syms Corporation + ................................        484,614

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       8

TWEEDY, BROWNE GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS

September 30, 2003 (Unaudited)

                                                                       MARKET
                                                                       VALUE
    SHARES                                                            (NOTE 1)
 ------------                                                     --------------

              COMMON STOCKS
              UNITED STATES--(CONTINUED)
     709,000  Torchmark Corporation .............................   $ 28,813,760
     332,000  Transatlantic Holdings Inc. .......................     23,611,840
     225,000  Wells Fargo & Company .............................     11,587,500
                                                                  --------------
                                                                     471,103,929
                                                                  --------------
              TOTAL COMMON STOCKS
              (COST $3,413,752,917) .............................  4,272,772,600
                                                                  --------------
              PREFERRED STOCKS--1.3%
      15,400  Krones AG .........................................        995,162
   3,932,880  ProSieben Sat. 1 Media AG .........................     44,884,388
   1,718,250  Villeroy & Boch AG ................................     15,507,672
                                                                  --------------
              TOTAL PREFERRED STOCKS
              (COST $50,647,451) ................................     61,387,222
                                                                  --------------



    FACE
    VALUE
  ------------

              U.S. TREASURY BILLS--0.4%
$ 12,000,000  1.078%**  due 11/28/03 ............................     11,983,447
   4,500,000  1.047%**  due 2/26/04 .............................      4,482,423
                                                                  --------------
              TOTAL U.S. TREASURY BILLS
              (COST $16,460,641) ................................     16,465,870
                                                                  --------------
              REPURCHASE AGREEMENT--7.6%
              (COST $343,089,000)
 343,089,000  Agreement with UBS Warburg LLC, 0.950% dated
              9/30/03, to be repurchased at $343,098,054 on
              10/1/03, collateralized by $254,192,000 U.S.
              Treasury Bonds, 8.000%, 7.250%, 7.875%, 8.500%,
              6.125% due 11/15/21, 8/15/22, 2/15/21, 2/15/20,
              11/15/27 (market value $346,597,355) ..............    343,089,000
                                                                  --------------


                         SEE NOTES TO FINANCIAL STATEMENTS
                                       9

TWEEDY, BROWNE GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS

September 30, 2003 (Unaudited)

                                                                      MARKET
     FACE                                                              VALUE
    VALUE                                                            (NOTE 1)
 ------------                                                     --------------

TOTAL INVESTMENTS (COST $3,823,950,008*) ............... 104.0%  $4,693,714,692
UNREALIZED LOSS ON FORWARD
    CONTRACTS (NET) ....................................  (4.2)    (189,603,978)
OTHER ASSETS AND LIABILITIES (NET) .....................   0.2        7,447,463
                                                         -----   --------------
NET ASSETS ............................................. 100.0%  $4,511,558,177
                                                         =====   ==============

--------------------
  *AGGREGATE COST FOR FEDERAL TAX PURPOSES.
 **RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.
  +NON-INCOME PRODUCING SECURITY.
 ++AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS.

ABBREVIATIONS:
ADR-- AMERICAN DEPOSITORY RECEIPT
CVA--CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       10

TWEEDY, BROWNE GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS

September 30, 2003 (Unaudited)

                                                     PERCENTAGE OF  MARKET VALUE
SECTOR DIVERSIFICATION                                 NET ASSETS      (NOTE 1)
----------------------                               -------------  ------------

COMMON STOCKS:
Printing and Publishing ...............................   16.0%    $ 719,608,648
Food and Beverages ....................................   13.7       617,303,953
Pharmaceuticals .......................................   13.2       593,582,904
Banking ...............................................    7.9       361,761,783
Financial Services ....................................    6.5       294,054,932
Holdings ..............................................    6.5       291,289,733
Machinery .............................................    5.2       233,934,100
Manufacturing .........................................    4.5       202,020,763
Insurance .............................................    3.8       171,296,602
Chemicals .............................................    2.9       135,465,432
Tobacco ...............................................    1.8        80,543,809
Commercial Services ...................................    1.6        72,131,325
Retail ................................................    1.6        71,333,011
Paper Products ........................................    1.5        66,929,213
Building Materials ....................................    1.4        63,831,893
Health Care ...........................................    1.0        46,887,235
Wholesale .............................................    0.9        41,091,609
Autos .................................................    0.7        33,060,074
Engineering and Construction ..........................    0.7        29,338,392
Electronics ...........................................    0.6        29,157,232
Diversified Operations ................................    0.6        28,280,492
Construction Materials ................................    0.6        26,565,805
Broadcast, Radio and TV ...............................    0.6        25,708,457
Real Estate ...........................................    0.3        11,616,601
Medical Research and Supplies .........................    0.2         8,644,032
Transportation ........................................    0.2         7,457,907
Textiles ..............................................    0.1         3,882,305
Mining and Metal Fabrication ..........................    0.0++       1,875,742
Aerospace .............................................    0.0++       1,337,431
Other .................................................    0.1         2,781,185
                                                         ------   --------------
TOTAL COMMON STOCKS ...................................   94.7     4,272,772,600
                                                         ------   --------------
PREFERRED STOCKS ......................................    1.3        61,387,222
U.S. TREASURY BILLS ...................................    0.4        16,465,870
REPURCHASE AGREEMENT ..................................    7.6       343,089,000
UNREALIZED LOSS ON FORWARD CONTRACTS ..................   (4.2)    (189,603,978)
OTHER ASSETS AND LIABILITIES (NET) ....................    0.2         7,447,463
                                                         ------   --------------
NET ASSETS ............................................  100.0%   $4,511,558,177
                                                         ======   ==============

------------------
++AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS

                        SEE NOTES TO FINANCIAL STATEMENTS
                                       11

TWEEDY, BROWNE GLOBAL VALUE FUND
SCHEDULE OF FORWARD EXCHANGE CONTRACTS

September 30, 2003 (Unaudited)

                                                   CONTRACT         MARKET
                                                    VALUE            VALUE
  CONTRACTS                                          DATE          (NOTE 1)
  ---------                                        --------        --------

FORWARD EXCHANGE CONTRACTS TO BUY
  2,000,000   Canadian Dollar ...................  10/23/03      $    1,480,400
 25,000,000   European Economic Union Euro ......  10/23/03          29,093,956
 34,000,000   European Economic Union Euro ......  10/27/03          39,562,992
  2,650,000   Great Britain Pound Sterling ......  10/23/03           4,395,505
 47,000,000   Hong Kong Dollar ..................  10/31/03           6,071,826
 63,000,000   Hong Kong Dollar ..................   1/13/04           8,145,982
710,550,000   Japanese Yen ......................  10/23/03           6,365,368
765,000,000   Japanese Yen ......................  10/27/03           6,854,129
 49,400,000   Swedish Krona .....................  10/23/03           6,378,654
 33,000,000   Swedish Krona .....................   2/13/04           4,239,380
 84,000,000   Swedish Krona .....................   3/26/04          10,770,391
 98,000,000   Swedish Krona .....................    4/2/04          12,561,490
 30,000,000   Swedish Krona .....................   4/19/04           3,842,471
  9,200,000   Swiss Franc .......................  10/23/03           6,970,638
 10,000,000   Swiss Franc .......................  10/27/03           7,577,589
                                                                 --------------
TOTAL FORWARD EXCHANGE CONTRACTS TO BUY
(CONTRACT AMOUNT $149,478,813) ..................                $  154,310,771
                                                                 ==============
FORWARD EXCHANGE CONTRACTS TO SELL
  4,000,000   Canadian Dollar ...................  10/23/03          (2,960,800)
  4,200,000   Canadian Dollar ...................  10/27/03          (3,108,217)
  8,500,000   Canadian Dollar ...................   1/13/04          (6,258,062)
  1,500,000   Canadian Dollar ...................   1/30/04          (1,105,568)
  3,000,000   Canadian Dollar ...................   2/13/04          (2,209,898)
  4,000,000   Canadian Dollar ...................   3/12/04          (2,943,241)
  8,000,000   Canadian Dollar ...................    4/5/04          (5,880,801)
  4,500,000   Canadian Dollar ...................   4/15/04          (3,306,587)
  5,000,000   Canadian Dollar ...................   4/26/04          (3,672,321)
  5,000,000   Canadian Dollar ...................   4/30/04          (3,671,715)
  6,500,000   Canadian Dollar ...................    5/6/04          (4,772,051)
 13,300,000   Canadian Dollar ...................   5/13/04          (9,761,535)
  2,500,000   Canadian Dollar ...................   6/10/04          (1,832,762)
  9,300,000   Canadian Dollar ...................   6/18/04          (6,815,632)
  3,500,000   Canadian Dollar ...................    7/8/04          (2,562,963)
  1,400,000   Canadian Dollar ...................   7/13/04          (1,024,983)
  4,000,000   Canadian Dollar ...................   7/21/04          (2,927,599)
 30,000,000   Czech Koruna ......................   11/7/03          (1,092,893)
 48,000,000   Danish Krone ......................   4/26/04          (7,484,302)
  7,500,000   Danish Krone ......................   4/30/04          (1,169,311)
 27,200,000   Danish Krone ......................   7/21/04          (4,232,409)
 30,000,000   Danish Krone ......................   8/12/04          (4,665,613)
 25,000,000   European Economic Union Euro ......  10/23/03         (29,093,956)
 34,000,000   European Economic Union Euro ......  10/27/03         (39,562,992)
 22,000,000   European Economic Union Euro ......  10/31/03         (25,596,619)
 40,000,000   European Economic Union Euro ......  11/12/03         (46,524,693)
 22,000,000   European Economic Union Euro ......  11/28/03         (25,577,871)
 32,000,000   European Economic Union Euro ......   12/9/03         (37,193,084)
 50,000,000   European Economic Union Euro ......    1/8/04         (58,067,356)

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       12

TWEEDY, BROWNE GLOBAL VALUE FUND
SCHEDULE OF FORWARD EXCHANGE CONTRACTS

September 30, 2003 (Unaudited)

                                                   CONTRACT         MARKET
                                                    VALUE            VALUE
  CONTRACTS                                          DATE          (NOTE 1)
  ---------                                        --------        --------

FORWARD EXCHANGE CONTRACTS TO SELL
 14,000,000   European Economic Union Euro ......   1/13/04     $   (16,256,698)
  3,200,000   European Economic Union Euro ......   3/10/04          (3,710,584)
 56,000,000   European Economic Union Euro ......   3/26/04         (64,908,722)
 50,000,000   European Economic Union Euro ......   3/29/04         (57,949,991)
 23,000,000   European Economic Union Euro ......    4/2/04         (26,654,537)
 42,000,000   European Economic Union Euro ......    4/5/04         (48,670,135)
 44,000,000   European Economic Union Euro ......    4/8/04         (50,984,233)
 90,000,000   European Economic Union Euro ......   4/15/04        (104,269,101)
 50,000,000   European Economic Union Euro ......   4/22/04         (57,917,931)
 48,000,000   European Economic Union Euro ......   4/26/04         (55,596,088)
 40,000,000   European Economic Union Euro ......   4/30/04         (46,325,802)
 38,000,000   European Economic Union Euro ......    5/6/04         (44,003,427)
 38,000,000   European Economic Union Euro ......   5/12/04         (43,997,344)
 88,000,000   European Economic Union Euro ......   5/13/04        (101,886,238)
 50,000,000   European Economic Union Euro ......   5/21/04         (57,879,240)
 22,000,000   European Economic Union Euro ......    6/4/04         (25,458,655)
 26,000,000   European Economic Union Euro ......   6/18/04         (30,077,804)
 95,000,000   European Economic Union Euro ......   6/25/04        (109,881,962)
  4,500,000   European Economic Union Euro ......    7/8/04          (5,203,432)
 29,500,000   European Economic Union Euro ......   7/12/04         (34,108,329)
 15,000,000   European Economic Union Euro ......   7/13/04         (17,342,829)
 88,000,000   European Economic Union Euro ......   7/23/04        (101,721,780)
 24,000,000   European Economic Union Euro ......    8/4/04         (27,734,840)
 53,000,000   European Economic Union Euro ......   8/12/04         (61,236,789)
 20,000,000   European Economic Union Euro ......   8/19/04         (23,104,597)
 61,000,000   European Economic Union Euro ......   8/26/04         (70,457,968)
 55,000,000   European Economic Union Euro ......    9/7/04         (63,510,598)
 40,000,000   European Economic Union Euro ......   9/10/04         (46,186,422)
 36,000,000   European Economic Union Euro ......   9/13/04         (41,564,986)
 40,000,000   European Economic Union Euro ......   9/24/04         (46,172,102)
  2,650,000   Great Britain Pound Sterling ......  10/23/03          (4,395,505)
 10,000,000   Great Britain Pound Sterling ......  10/31/03         (16,576,962)
 10,000,000   Great Britain Pound Sterling ......  11/12/03         (16,563,306)
 10,000,000   Great Britain Pound Sterling ......   12/9/03         (16,532,020)
 20,000,000   Great Britain Pound Sterling ......   3/10/04         (32,844,612)
  9,000,000   Great Britain Pound Sterling ......   3/12/04         (14,777,804)
  9,000,000   Great Britain Pound Sterling ......   3/29/04         (14,758,535)
 13,000,000   Great Britain Pound Sterling ......    4/2/04         (21,311,498)
 20,000,000   Great Britain Pound Sterling ......    4/5/04         (32,779,552)
  6,500,000   Great Britain Pound Sterling ......   4/15/04         (10,645,372)
 16,500,000   Great Britain Pound Sterling ......   4/22/04         (27,008,685)
  8,500,000   Great Britain Pound Sterling ......   4/30/04         (13,905,215)
  4,000,000   Great Britain Pound Sterling ......   5/12/04          (6,537,736)
  5,000,000   Great Britain Pound Sterling ......    6/4/04          (8,158,048)
 10,000,000   Great Britain Pound Sterling ......   6/18/04         (16,298,904)
  4,700,000   Great Britain Pound Sterling ......   7/12/04          (7,646,545)
  2,500,000   Great Britain Pound Sterling ......   7/13/04          (4,067,001)
  8,500,000   Great Britain Pound Sterling ......   7/21/04         (13,819,364)

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       13

TWEEDY, BROWNE GLOBAL VALUE FUND
SCHEDULE OF FORWARD EXCHANGE CONTRACTS

September 30, 2003 (Unaudited)

                                                   CONTRACT         MARKET
                                                    VALUE            VALUE
  CONTRACTS                                          DATE          (NOTE 1)
  ---------                                        --------        --------

FORWARD EXCHANGE CONTRACTS TO SELL
    9,500,000 Great Britain Pound Sterling ......   8/12/04     $   (15,419,234)
   15,500,000 Great Britain Pound Sterling ......   8/26/04         (25,130,768)
    8,000,000 Great Britain Pound Sterling ......   9/10/04         (12,955,827)
   47,000,000 Hong Kong Dollar ..................  10/31/03          (6,071,826)
   63,000,000 Hong Kong Dollar ..................   1/13/04          (8,145,982)
   80,000,000 Hong Kong Dollar ..................   1/30/04         (10,347,990)
   11,600,000 Hong Kong Dollar ..................   3/10/04          (1,500,195)
   35,000,000 Hong Kong Dollar ..................    4/6/04          (4,525,162)
   10,000,000 Hong Kong Dollar ..................   4/19/04          (1,293,017)
  164,000,000 Hong Kong Dollar ..................   4/30/04         (21,207,050)
  160,000,000 Hong Kong Dollar ..................    5/6/04         (20,690,643)
  185,000,000 Hong Kong Dollar ..................   6/18/04         (23,930,502)
   30,000,000 Hong Kong Dollar ..................   6/25/04          (3,880,805)
   60,000,000 Hong Kong Dollar ..................    7/8/04          (7,760,969)
   29,000,000 Hong Kong Dollar ..................   7/12/04          (3,751,023)
  156,000,000 Hong Kong Dollar ..................   7/21/04         (20,176,558)
   52,000,000 Hong Kong Dollar ..................   8/12/04          (6,724,413)
   42,000,000 Hong Kong Dollar ..................   8/26/04          (5,430,689)
   78,000,000 Hong Kong Dollar ..................   9/10/04         (10,084,434)
  710,550,000 Japanese Yen ......................  10/23/03          (6,365,368)
  765,000,000 Japanese Yen ......................  10/27/03          (6,854,129)
  960,000,000 Japanese Yen ......................   1/13/04          (8,623,644)
8,500,000,000 Japanese Yen ......................   4/19/04         (76,575,903)
4,400,000,000 Japanese Yen ......................   4/22/04         (39,642,993)
2,130,000,000 Japanese Yen ......................   4/30/04         (19,195,594)
5,500,000,000 Japanese Yen ......................    5/6/04         (49,575,350)
3,000,000,000 Japanese Yen ......................    5/7/04         (27,041,942)
4,000,000,000 Japanese Yen ......................   6/10/04         (36,094,149)
4,800,000,000 Japanese Yen ......................   6/18/04         (43,323,784)
1,300,000,000 Japanese Yen ......................    7/8/04         (11,741,598)
2,000,000,000 Japanese Yen ......................   7/12/04         (18,066,637)
  885,000,000 Japanese Yen ......................   7/13/04          (7,994,779)
6,435,000,000 Japanese Yen ......................   7/23/04         (58,152,774)
  850,000,000 Japanese Yen ......................    8/4/04          (7,684,778)
1,650,000,000 Japanese Yen ......................   8/26/04         (14,929,520)
  575,000,000 Japanese Yen ......................   9/10/04          (5,205,569)
1,155,000,000 Japanese Yen ......................   9/13/04         (10,457,553)
  100,000,000 Mexican Peso ......................   12/9/03          (8,988,376)
   80,000,000 Mexican Peso ......................   4/19/04          (7,062,977)
  110,000,000 Mexican Peso ......................   4/26/04          (9,701,867)
  125,000,000 Mexican Peso ......................   4/30/04         (11,018,543)
  150,000,000 Mexican Peso ......................   5/13/04         (13,197,718)
   60,000,000 Mexican Peso ......................   6/10/04          (5,258,074)
   46,000,000 Mexican Peso ......................    9/7/04          (3,978,169)
   23,000,000 New Zealand Dollar ................   12/9/03         (13,555,027)
   11,000,000 New Zealand Dollar ................   2/13/04          (6,433,865)
    9,000,000 New Zealand Dollar ................   6/30/04          (5,182,328)
   67,000,000 Norwegian Krone ...................    5/6/04          (9,403,847)

                        SEE NOTES TO FINANCIAL STATEMENTS
                                       14

TWEEDY, BROWNE GLOBAL VALUE FUND
SCHEDULE OF FORWARD EXCHANGE CONTRACTS

September 30, 2003 (Unaudited)

                                                   CONTRACT         MARKET
                                                    VALUE            VALUE
  CONTRACTS                                          DATE          (NOTE 1)
  ---------                                        --------        --------

FORWARD EXCHANGE CONTRACTS TO SELL
 85,750,000   Norwegian Krone ...................   5/21/04     $   (12,027,150)
 37,000,000   Norwegian Krone ...................   6/30/04          (5,179,850)
 40,000,000   Norwegian Krone ...................   8/26/04          (5,583,526)
  5,650,000   Singapore Dollar ..................  10/27/03          (3,269,712)
 20,000,000   Singapore Dollar ..................  12/15/03         (11,580,206)
 47,000,000   Singapore Dollar ..................   1/16/04         (27,222,336)
 10,000,000   Singapore Dollar ..................   2/13/04          (5,793,356)
 15,900,000   Singapore Dollar ..................   3/10/04          (9,213,821)
 12,000,000   Singapore Dollar ..................   3/29/04          (6,955,305)
  7,000,000   Singapore Dollar ..................    4/5/04          (4,057,563)
  5,300,000   Singapore Dollar ..................   4/26/04          (3,072,839)
  6,500,000   Singapore Dollar ..................    5/6/04          (3,768,976)
 18,000,000   Singapore Dollar ..................    6/4/04         (10,440,377)
 17,400,000   Singapore Dollar ..................   6/18/04         (10,093,865)
 11,500,000   Singapore Dollar ..................   6/25/04          (6,671,728)
 34,000,000   Singapore Dollar ..................   6/30/04         (19,726,219)
  4,000,000   Singapore Dollar ..................    7/8/04          (2,320,935)
 12,750,000   Singapore Dollar ..................   7/12/04          (7,398,306)
 28,000,000   Singapore Dollar ..................   7/21/04         (16,248,863)
  3,500,000   Singapore Dollar ..................    8/4/04          (2,031,420)
 33,000,000   Singapore Dollar ..................   8/26/04         (19,158,010)
  2,000,000   Singapore Dollar ..................   9/10/04          (1,161,283)
  7,400,000   Singapore Dollar ..................   9/13/04          (4,296,887)
 71,500,000   South African Rand ................   9/10/04          (9,571,922)
 49,400,000   Swedish Krona .....................  10/23/03          (6,378,654)
 33,000,000   Swedish Krona .....................   2/13/04          (4,239,380)
 84,000,000   Swedish Krona .....................   3/26/04         (10,770,391)
 98,000,000   Swedish Krona .....................    4/2/04         (12,561,490)
 30,000,000   Swedish Krona .....................   4/19/04          (3,842,471)
 40,000,000   Swedish Krona .....................   4/22/04          (5,122,616)
  9,200,000   Swiss Franc .......................  10/23/03          (6,970,638)
 25,000,000   Swiss Franc .......................  10/27/03         (18,943,972)
 12,000,000   Swiss Franc .......................  10/31/03          (9,094,055)
 24,500,000   Swiss Franc .......................  11/28/03         (18,579,528)
 25,000,000   Swiss Franc .......................   12/9/03         (18,964,493)
 10,000,000   Swiss Franc .......................  12/15/03          (7,587,082)
 32,000,000   Swiss Franc .......................   1/13/04         (24,296,345)
  6,500,000   Swiss Franc .......................   1/16/04          (4,935,525)
 20,000,000   Swiss Franc .......................   2/13/04         (15,196,150)
  4,500,000   Swiss Franc .......................   3/10/04          (3,421,221)
 21,500,000   Swiss Franc .......................   3/26/04         (16,351,799)
 16,000,000   Swiss Franc .......................    4/2/04         (12,170,646)
 23,000,000   Swiss Franc .......................    4/5/04         (17,496,434)
 55,000,000   Swiss Franc .......................   4/15/04         (41,848,307)
 20,000,000   Swiss Franc .......................   4/22/04         (15,219,860)
  6,500,000   Swiss Franc .......................   4/26/04          (4,946,881)
  6,500,000   Swiss Franc .......................   4/30/04          (4,947,307)
 39,000,000   Swiss Franc .......................    5/6/04         (29,687,679)

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       15

TWEEDY, BROWNE GLOBAL VALUE FUND
SCHEDULE OF FORWARD EXCHANGE CONTRACTS

September 30, 2003 (Unaudited)

                                                   CONTRACT         MARKET
                                                    VALUE            VALUE
  CONTRACTS                                          DATE          (NOTE 1)
  ---------                                        --------        --------

FORWARD EXCHANGE CONTRACTS TO SELL
 18,000,000   Swiss Franc .......................   5/12/04     $   (13,703,777)
 12,000,000   Swiss Franc .......................   5/21/04          (9,137,623)
  8,000,000   Swiss Franc .......................    6/4/04          (6,093,587)
 17,500,000   Swiss Franc .......................   6/10/04         (13,331,446)
 15,500,000   Swiss Franc .......................   6/18/04         (11,809,889)
 23,000,000   Swiss Franc .......................   6/25/04         (17,526,997)
 10,000,000   Swiss Franc .......................   6/30/04          (7,621,261)
 16,500,000   Swiss Franc .......................   7/12/04         (12,578,279)
 37,000,000   Swiss Franc .......................   7/13/04         (28,206,435)
 18,000,000   Swiss Franc .......................   7/21/04         (13,724,376)
 46,000,000   Swiss Franc .......................   8/12/04         (35,089,770)
 31,000,000   Swiss Franc .......................   8/26/04         (23,654,476)
 65,800,000   Swiss Franc .......................    9/7/04         (50,221,317)
  7,000,000   Swiss Franc .......................   9/13/04          (5,343,374)
 20,000,000   Swiss Franc .......................   9/24/04         (15,270,323)
                                                                ----------------

TOTAL FORWARD EXCHANGE CONTRACTS TO SELL
(CONTRACT AMOUNT $3,448,103,977) ................               $(3,642,539,913)
                                                                ================


                        SEE NOTES TO FINANCIAL STATEMENTS
                                       16

TWEEDY, BROWNE GLOBAL VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2003 (Unaudited)

ASSETS
   Investments, at value (Cost $3,823,950,008) (Note 1)
      Securities .......................................................  $4,350,625,692
      Repurchase Agreement .............................................     343,089,000
                                                                          --------------
   Total Investments ...................................................   4,693,714,692
   Cash and foreign currency (Cost $1,326,477) .........................       1,328,510
   Dividends and interest receivable ...................................      11,990,359
   Receivable for Fund shares sold .....................................      10,171,925
   Receivable for investment securities sold ...........................       4,626,586
   Prepaid expense .....................................................          81,928
   Receivable for redemption fee .......................................          60,945
                                                                          --------------
      TOTAL ASSETS .....................................................   4,721,974,945
                                                                          --------------

LIABILITIES

   Net unrealized depreciation of forward exchange
      contracts (Note 1) ........................................   $189,603,978
   Payable for Fund shares redeemed .............................     17,186,638
   Investment advisory fee payable (Note 2) .....................      2,941,949
   Transfer agent fees payable (Note 2) .........................        202,820
   Custodian fees payable (Note 2) ..............................        194,900
   Accrued expenses and other payables ..........................        286,483
                                                                  --------------
      TOTAL LIABILITIES .........................................    210,416,768
                                                                  --------------
NET ASSETS ...................................................... $4,511,558,177
                                                                  ==============

NET ASSETS CONSIST OF
   Undistributed net investment income .................................  $   57,798,508
   Accumulated net realized loss on securities, forward exchange
      contracts and foreign currencies .................................   (480,964,391)
   Net unrealized appreciation of securities, forward exchange
      contracts, foreign currencies and net other assets ...............     680,411,760
   Par value ...........................................................          25,190
   Paid-in capital in excess of par value ..............................   4,254,287,110
                                                                          --------------
      TOTAL NET ASSETS .................................................  $4,511,558,177
                                                                          ==============

NET ASSET VALUE, offering and redemption price per share
($4,511,558,177/251,904,423 shares of common stock outstanding) ........          $17.91
                                                                                   =====


                        SEE NOTES TO FINANCIAL STATEMENTS
                                       17

TWEEDY, BROWNE GLOBAL VALUE FUND
STATEMENT OF OPERATIONS (UNAUDITED)

For the Six Months Ended September 30, 2003

INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $7,574,897) .........$   74,084,825
   Interest ...........................................................     2,480,381
                                                                       ---------------
      TOTAL INVESTMENT INCOME .........................................    76,565,206
                                                                       ---------------
EXPENSES
   Investment advisory fee (Note 2) ...............  $ 26,937,018
   Custodian fees (Note 2) ........................     1,063,145
   Administration and accounting fees (Note 2) ....       723,163
   Transfer agent fees (Note 2) ...................       588,206
   Directors' fees and expenses (Note 2) ..........        97,654
   Legal and audit fees ...........................        76,061
   Other ..........................................       237,432
                                                    -------------
      TOTAL EXPENSES ..................................................    29,722,679
                                                                       --------------
NET INVESTMENT INCOME .................................................    46,842,527
                                                                       --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
(Notes 1 and 3):
   Net realized gain (loss) on:
      Securities ......................................................    82,498,690
      Forward exchange contracts ......................................  (192,470,785)
      Foreign currencies and net other assets .........................     1,083,256
                                                                       --------------
   Net realized loss on investments during the period .................  (108,888,839)
                                                                       --------------
   Net unrealized appreciation (depreciation) of:
      Securities ......................................................   953,760,670
      Forward exchange contracts ......................................    13,012,784
      Foreign currencies and net other assets .........................      (167,989)
                                                                       --------------
   Net unrealized appreciation of investments during the period .......   966,605,465
                                                                       --------------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS ...........................................................   857,716,626
                                                                       --------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS .......................................................$  904,559,153
                                                                       ==============



                        SEE NOTES TO FINANCIAL STATEMENTS
                                       18

TWEEDY, BROWNE GLOBAL VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                               SIX MONTHS
                                                                  ENDED              YEAR
                                                                 9/30/03             ENDED
                                                               (UNAUDITED)          3/31/03
                                                             ---------------    ---------------
Net investment income ....................................   $    46,842,527    $    49,867,604
Net realized loss on securities, forward exchange
   contracts and currency transactions during the period .      (108,888,839)      (326,232,279)
Net unrealized appreciation (depreciation) of  securities,
   forward exchange contracts, foreign currencies and net
   other assets during the period ........................       966,605,465       (940,557,469)
                                                             ---------------    ---------------
Net increase (decrease) in net assets resulting from
   operations ............................................       904,559,153     (1,216,922,144)

DISTRIBUTIONS:
   Dividends to shareholders from net investment
      income .............................................                --        (50,732,623)
   Distributions to shareholders from net realized gain
      on investments .....................................                --        (67,657,606)
Net increase (decrease) in net assets from Fund share
   transactions ..........................................      (129,625,182)       447,537,198
                                                             ---------------    ---------------
Net increase (decrease) in net assets ....................       774,933,971       (887,775,175)

NET ASSETS
Beginning of period ......................................     3,736,624,206      4,624,399,381
                                                             ---------------    ---------------
End of period (including undistributed net investment
   income of $57,798,508 and $10,955,981, respectively) ..   $ 4,511,558,177    $ 3,736,624,206
                                                             ===============    ===============


                        SEE NOTES TO FINANCIAL STATEMENTS
                                       19

TWEEDY, BROWNE GLOBAL VALUE FUND
FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each period.

                                        SIX MONTHS
                                           ENDED          YEAR          YEAR          YEAR          YEAR         YEAR
                                          9/30/03         ENDED         ENDED         ENDED         ENDED        ENDED
                                        (UNAUDITED)      3/31/03       3/31/02       3/31/01       3/31/00       3/31/99
                                        -----------      -------       -------       -------       -------       -------
Net asset value, beginning of period ..    $14.44        $19.79        $19.52        $21.10        $18.08        $18.98
                                           ------        ------        ------        ------        ------        ------
Income from investment operations:
Net investment income .................      0.18          0.19          0.22          0.22          0.23          0.23
Net realized and unrealized gain (loss)
   on investments .....................      3.29         (5.07)         0.56          0.92          3.64          0.24
                                           ------        ------        ------        ------        ------        ------
      Total from investment
        operations ....................      3.47         (4.88)         0.78          1.14          3.87          0.47
                                           ------        ------        ------        ------        ------        ------
DISTRIBUTIONS:
   Dividends from net investment
      income ..........................        --         (0.20)        (0.18)        (0.21)        (0.26)        (0.38)
   Distributions from net
      realized gains ..................        --         (0.27)        (0.33)        (2.23)        (0.59)        (0.99)
   Distributions in excess of net
      realized gains ..................        --            --            --         (0.28)           --            --
                                           ------        ------        ------        ------        ------        ------
      Total distributions .............        --         (0.47)        (0.51)        (2.72)        (0.85)        (1.37)
                                           ------        ------        ------        ------        ------        ------
Net asset value, end of period ........    $17.91        $14.44        $19.79        $19.52        $21.10        $18.08
                                           ======        ======        ======        ======        ======        ======
Total return (a) ......................    24.03%        (24.86)%        4.22%         5.17%        21.68%         3.03%
                                           ======        ======        ======        ======        3======        ======
Ratios/Supplemental Data:
Net assets, end of period (in 000s) ...$4,511,558    $3,736,624    $4,624,399    $3,661,512    $3,236,504    $2,589,574
Ratio of operating expenses to
   average net assets .................     1.38% (b)     1.37%         1.37%         1.38%         1.38%         1.41%
Ratio of net investment income to
   average net assets .................     2.18% (b)     1.17%         1.22%         1.06%         1.10%         1.26%
Portfolio turnover rate ...............        5%            8%            7%           12%           16%           23%

------------------
(a) Total return  represents  aggregate total return for the periods  indicated.
(b) Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS
                                       20

TWEEDY, BROWNE GLOBAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Tweedy, Browne Global Value Fund (the "Fund") is a diversified series of Tweedy, Browne Fund Inc. (the "Company"). The Company is an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company was organized as a Maryland corporation on January 28, 1993. The Fund commenced operations on June 15, 1993. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION Generally, the Fund's investments are valued at market value or at fair value as determined by or under the direction of the Company's Board of Directors. Portfolio securities and other assets, listed on a US national securities exchange or through any system providing for same day publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price or the Nasdaq Official Close Price ("NOCP"), when appropriate, prior to the close of regular trading. Portfolio securities and other assets listed on a foreign exchange or through any system providing for same day publication of actual prices are valued at the last quoted sale price available before the time when assets are valued. Portfolio securities and other assets for which there are no reported sales on the valuation date are valued at the mean between the last asked price and the last bid price prior to the close of regular trading. When the Investment Adviser determines that the last sale price prior to valuation or the NOCP does not reflect current market value, the Investment Adviser will determine the market value of those securities or assets in accordance with industry practice and other factors considered relevant by the Investment Adviser. All other securities and assets for which current market quotations are not readily available and those securities which are not readily marketable due to significant legal or contractual restrictions will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by

TWEEDY, BROWNE GLOBAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

     REPURCHASE AGREEMENTS The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     FOREIGN CURRENCY The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

TWEEDY, BROWNE GLOBAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     FORWARD EXCHANGE CONTRACTS The Fund has entered into forward exchange contracts for non-trading purposes in order to reduce its exposure to fluctuations in foreign currency exchange on its portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Dividend income and interest income may be subject to foreign withholding taxes. The Fund's custodian applies for refunds where available.

     Tweedy, Browne Company LLC is reimbursed by the Fund for the cost of settling transactions in US securities for the Fund through its clearing broker. For the six months ended September 30, 2003 the Fund reimbursed Tweedy, Browne Company LLC $178 for such transaction charges.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends from net investment income, if any, and distributions from realized capital gains after utilization of capital loss carryforwards, if any, will be declared and paid annually. Additional distributions of net investment income and capital gains from the Fund may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax on certain undistributed amounts of ordinary income and capital gains. Income dividends

TWEEDY, BROWNE GLOBAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

     FEDERAL INCOME TAXES The Fund has qualified and intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

     EXPENSES Expenses directly attributable to the Fund as a diversified series of the Company are charged to the Fund. Other expenses of the Company are allocated to each series based on the average net assets of each series.

2. INVESTMENT ADVISORY FEE, OTHER RELATED PARTY TRANSACTIONS AND ADMINISTRATION FEE

     The Company, on behalf of the Fund, has entered into an investment advisory agreement (the "Advisory Agreement") with Tweedy, Browne Company LLC ("Tweedy, Browne"). Under the Advisory Agreement, the Company pays Tweedy, Browne a fee at the annual rate of 1.25% of the value of the Fund's average daily net assets. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Investment Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

     The current and retired managing directors and their families, as well as employees of Tweedy, Browne, the Investment Adviser to the Fund, have approximately $48.3 million of their own money invested in the Fund as of September 30, 2003.

     The Company, on behalf of the Fund, has entered into an administration agreement (the "Administration Agreement") with PFPC Inc. (the "Administrator"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc. Under the Administration Agreement, the Company pays the Administrator an administration fee and a fund accounting

TWEEDY, BROWNE GLOBAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

fee computed daily and payable monthly at the following annual rates of the value of the average daily net assets of the Fund:

--------------------------------------------------------------------------------
                                           BETWEEN        BETWEEN
                                        $500 MILLION    $1 BILLION
                           UP TO             AND            AND        EXCEEDING
                       $500 MILLION      $1 BILLION     $4 BILLION    $4 BILLION
--------------------------------------------------------------------------------
Administration Fees        0.06%            0.04%           0.02%        0.015%
================================================================================

--------------------------------------------------------------------------------
                                           BETWEEN        BETWEEN
                                        $100 MILLION    $2 BILLION
                           UP TO             AND            AND        EXCEEDING
                       $100 MILLION      $2 BILLION     $4 BILLION    $4 BILLION
--------------------------------------------------------------------------------
Accounting Fees            0.03%            0.01%          0.0075%       0.006%
================================================================================

     No officer, director or employee of Tweedy, Browne, the Administrator or any parent or subsidiary of those corporations receives any compensation from the Company for serving as a director or officer of the Company. The Company pays each Non-Interested Director $50,000 annually to be paid quarterly in $12,500 increments plus out-of-pocket expenses for their services as directors. The annual fee of $50,000 paid to each Non-Interested Director is divided proportionately between the Fund and the Tweedy, Browne American Value Fund, based on respective assets of each series.

     Mellon Trust of New England ("MTONE"), formerly Boston Safe Deposit and Trust Company, an indirect, wholly-owned subsidiary of Mellon Trust, serves as the Fund's custodian pursuant to a custody agreement (the "Custody Agreement"). PFPC Inc. serves as the Fund's transfer agent. Tweedy, Browne also serves as the distributor to the Fund and pays all distribution fees. No distribution fees are paid by the Fund.

3.   SECURITIES TRANSACTIONS

     Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended September 30, 2003, aggregated $205,227,445 and $238,858,519, respectively.

     At September 30, 2003, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost, was

TWEEDY, BROWNE GLOBAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

$1,150,847,049   and  the  aggregate  gross  unrealized   depreciation  for  all
securities, in which there was an excess of tax cost over value, was $281,082,365.

4.   CAPITAL STOCK

     The Company is authorized to issue one billion shares of $0.0001 par value capital stock, of which 400,000,000 of the unissued shares have been designated as shares of the Fund. Changes in shares outstanding for the Fund were as follows:

                      SIX MONTHS ENDED 9/30/03            YEAR ENDED 3/31/03
                      SHARES           AMOUNT            SHARES         AMOUNT
--------------------------------------------------------------------------------------
Sold               127,425,911     $2,084,322,320      354,762,237    $5,891,099,961
Reinvested                   0                  0        6,894,157       107,824,613
Redeemed          (134,354,838)    (2,213,947,502)    (336,482,653)   (5,551,387,376)
--------------------------------------------------------------------------------------
Net Increase
(Decrease)          (6,931,927)    $ (129,625,182)      25,173,741    $  447,537,198
======================================================================================

5.   FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves economic and political risks and considerations not typically associated with investing in US companies and the US Government. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, different accounting standards, lower trading volume, delayed settlements and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends paid to the Fund), war, expropriation, political and social instability and diplomatic developments.

6.   LINE OF CREDIT

     The Company and Mellon Bank, N.A. (the "Bank") entered into a Line of Credit Agreement (the "Agreement") which, as amended effective September 24, 2003, provides the Company, on behalf of the Fund and the Tweedy, Browne
American   Value   Fund,   with  a   $100   million   line  of  credit   (the

TWEEDY,BROWNE GLOBAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

"Commitment") primarily for temporary or emergency purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities. The Fund may borrow up to the value of one-third of its net assets; provided, however, that the total Commitment available to the Fund is reduced by borrowings of the Tweedy, Browne American Value Fund. Interest is payable at the Bank's money market rate plus 0.75% on an annualized basis. Under the Agreement, the Company pays a facility fee equal to 0.10% annually of the unutilized Commitment. The Agreement requires, among other provisions, the Fund to maintain a ratio of net assets (not including funds borrowed pursuant to the Agreement) to aggregated amount of indebtedness pursuant to the Agreement of no less than three to one. For the six months ended September 30, 2003, the Company did not borrow, on behalf of the Fund, under the Agreement.

7.   SECURITIES LENDING

     The Fund may lend securities to brokers, dealers and other financial organizations to earn additional income. Each security out on loan is collateralized with segregated assets held with the Fund's custodian in an amount equal to or greater than the current market value of loaned securities.

     At September 30, 2003, the Fund did not have any securities out on loan and did not have any segregated assets with the Fund's custodian.

TWEEDY, BROWNE AMERICAN VALUE FUND
PORTFOLIO OF INVESTMENTS

September 30, 2003 (Unaudited)

                               [GRAPHIC OMITTED]
                               U.S. CONTINENT ART

                                                                       MARKET
                                                                       VALUE
    SHARES                                                            (NOTE 1)
 ------------                                                     --------------

              COMMON STOCK - DOMESTIC--78.4%
              ADVERTISING--1.2%
      11,580  Grey Global Group Inc. ............................   $  8,813,538
                                                                  --------------
              AUTOMOTIVE PARTS--2.1%
     668,300  Dollar Thrifty Automotive Group Inc. + ............     15,183,776
                                                                  --------------
              BANKING--6.5%
      20,400  CCBT Financial Companies Inc. .....................        512,040
      40,000  Comerica Inc. .....................................      1,864,000
     225,000  Hibernia Corporation, Class A .....................      4,558,500
     429,020  PNC Financial Services Group Inc. .................     20,412,772
     360,000  Wells Fargo & Company .............................     18,540,000
                                                                  --------------
                                                                      45,887,312
                                                                  --------------
              BASIC INDUSTRIES--5.3%
     215,700  Gorman-Rupp Company ...............................      4,876,977
     692,550  Rayonier Inc. .....................................     28,117,530
      61,000  Tecumseh Products Company, Class A ................      2,275,910
      61,100  Tecumseh Products Company, Class B ................      2,169,050
                                                                  --------------
                                                                      37,439,467
                                                                  --------------
              BROADCAST, RADIO AND TV--2.8%
     668,060  Comcast Corporation Class A + .....................     19,734,492
                                                                  --------------
              BUSINESS AND COMMERCIAL SERVICES--0.1%
      37,000  HUB Group Inc., Class A + .........................        403,300
                                                                  --------------
              CHEMICALS--0.6%
     220,700  Oil-Dri Corporation of America ....................      2,648,400
      77,500  Stepan Company ....................................      1,765,450
                                                                  --------------
                                                                       4,413,850
                                                                  --------------
              COMPUTER SERVICES--2.0%
     718,115  Electronic Data Systems Corporation ...............     14,505,923
                                                                  --------------
              CONSUMER NON-DURABLES--0.4%
     275,944  M & F Worldwide Corporation + .....................      2,657,341
                                                                  --------------
              CONSUMER SERVICES--3.2%
     869,830  ProQuest Company + ................................     22,876,529
                                                                  --------------
              DIVERSIFIED FINANCIAL SERVICES--17.3%
     754,390  American Express Company ..........................     33,992,814
     602,400  Credit Acceptance Corporation + ...................      6,837,240
     962,500  Federated Investors Inc., Class B .................     26,661,250
     416,215  Freddie Mac .......................................     21,788,855

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       28

TWEEDY, BROWNE AMERICAN VALUE FUND
PORTFOLIO OF INVESTMENTS

September 30, 2003 (Unaudited)
                                                                       MARKET
                                                                       VALUE
    SHARES                                                            (NOTE 1)
 ------------                                                     --------------

              COMMON STOCK - DOMESTIC
              DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)
      41,600  Kent Financial Services Inc. + ....................   $    196,768
     608,867  MBIA Inc. .........................................     33,469,419
                                                                  --------------
                                                                     122,946,346
                                                                  --------------
              ELECTRONIC EQUIPMENT--0.7%
     253,200  Regal-Beloit Corporation ..........................      5,165,280
                                                                  --------------
              FOOD AND BEVERAGES--0.2%
      28,161  Coca-Cola Bottling Company ........................      1,412,274
                                                                  --------------
              HEALTH CARE--1.6%
     166,824  Johnson & Johnson .................................      8,261,124
     423,111  Orthodontic Centers of America Inc. + .............      3,334,115
                                                                  --------------
                                                                      11,595,239
                                                                  --------------
              HOLDINGS--4.2%
     752,520  Popular Inc. ......................................     29,950,296
                                                                  --------------
              INSURANCE--16.3%
     391,895  21st Century Insurance Group Inc. .................      5,400,313
      77,400  American Indemnity Financial Corporation ..........         77,400
     165,125  American National Insurance Company ...............     14,043,881
     509,850  Great American Financial Resources Inc. ...........      7,382,628
      16,520  Kansas City Life Insurance Company ................        757,607
     119,000  Leucadia National Corporation .....................      4,504,150
      21,600  Merchants Group Inc. ..............................        450,792
     110,000  National Western Life Insurance Company, Class A +      15,109,600
     717,000  Torchmark Corporation .............................     29,138,880
     548,137  Transatlantic Holdings Inc. .......................     38,983,504
                                                                  --------------
                                                                     115,848,755
                                                                  --------------
              PHARMACEUTICALS--8.2%
     600,000  Bristol-Myers Squibb Company ......................     15,396,000
     955,033  Pfizer Inc. .......................................     29,013,903
     892,000  Schering-Plough Corporation .......................     13,594,080
                                                                  --------------
                                                                      58,003,983
                                                                  --------------
              PRINTING AND PUBLISHING--2.7%
   1,531,719  Hollinger International Inc. ......................     18,916,730
                                                                  --------------
              REAL ESTATE--0.2%
      55,225  Ramco-Gershenson Properties Trust .................      1,405,476
                                                                  --------------
                       SEE NOTES TO FINANCIAL STATEMENTS
                                       29

TWEEDY,BROWNE AMERICANVALUEFUND
PORTFOLIO OF INVESTMENTS

September 30, 2003 (Unaudited)

                                                                      MARKET
                                                                       VALUE
    SHARES                                                            (NOTE 1)
 ------------                                                     --------------

              COMMON STOCK - DOMESTIC
              RETAIL--0.4%
      54,500  Friedman's Inc., Class A ..........................   $    760,275
     309,960  Syms Corporation + ................................      2,027,138
                                                                  --------------
                                                                       2,787,413
                                                                  --------------
              TELECOMMUNICATIONS--0.5%
      93,600  Commonwealth Telephone Enterprises Inc. + .........      3,756,168
                                                                  --------------
              TRANSPORTATION/TRANSPORTATION SERVICES--1.9%
     650,400  GATX Corporation ..................................     13,755,960
                                                                  --------------

              TOTAL COMMON STOCK - DOMESTIC
              (COST $406,640,704) ...............................    557,459,448
                                                                  --------------
              COMMON STOCK - FOREIGN--15.6%
              ITALY--0.6%
     407,000  Natuzzi SPA, Sponsored ADR + ......................      4,151,400
                                                                  --------------
              JAPAN--2.8%
     326,000  Fujitec Company Ltd. ..............................      1,432,807
     196,200  Fukuda Denshi Company Ltd. ........................      4,724,326
      86,000  Matsumoto Yushi-Seiyaku Company Ltd. ..............      1,316,385
     118,000  Nippon Konpo Unyu Soko Company Ltd. ...............        830,220
      52,000  Nitto FC Company Ltd. .............................        234,597
     130,600  Sanyo Shinpan Finance Company Ltd. ................      4,641,114
      63,800  Shikoku Coca-Cola Bottling Company Ltd. ...........        619,639
      88,600  Takefuji Corporation ..............................      5,670,591
     162,000  Torishima Pump Manufacturing Company Ltd. .........        775,813
                                                                  --------------
                                                                      20,245,492
                                                                  --------------
              NETHERLANDS--4.9%
   1,016,143  ABN Amro Holding NV, Sponsored ADR ................     18,768,161
     304,700  Heineken Holding NV, Class A ......................      9,669,355
     107,857  Unilever NV, ADR ..................................      6,382,977
                                                                  --------------
                                                                      34,820,493
                                                                  --------------
              SWITZERLAND--3.0%
     355,000  Nestle SA, Registered, Sponsored ADR ..............     20,463,230
      21,332  Novartis AG, ADR ..................................        828,535
       2,310  Syngenta AG, ADR ..................................         25,271
                                                                  --------------
                                                                      21,317,036
                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       30

TWEEDY, BROWNE AMERICAN VALUE FUND
PORTFOLIO OF INVESTMENTS

September 30, 2003 (Unaudited)
                                                                       MARKET
                                                                       VALUE
    SHARES                                                            (NOTE 1)
 ------------                                                     --------------

              COMMON STOCK - DOMESTIC
              UNITED KINGDOM--4.3%
     276,000  Diageo PLC, Sponsored ADR ......................... $   12,185,400
     136,274  GlaxoSmithKline PLC, Sponsored ADR ................      5,778,018
     364,000  Unilever PLC, Sponsored ADR .......................     12,608,960
                                                                  --------------
                                                                      30,572,378
                                                                  --------------
              TOTAL COMMON STOCK - FOREIGN
              (COST $84,105,143) ................................    111,106,799
                                                                  --------------


     FACE
     VALUE
 ------------

             U.S. TREASURY BILL--0.2%
              (COST $1,497,450)
$  1,500,000  1.078%** due 11/28/03 .............................      1,497,931
                                                                  --------------

              REPURCHASE AGREEMENT--6.8%
              (COST $48,350,000)
  48,350,000  Agreement with UBS Warburg LLC, 0.950% dated 9/30/03, to be repurchased at $48,351,276 on 10/1/03,
              collateralized by $44,318,000 U.S. Treasury Bond,
              6.750% due 5/15/05
              (market value $49,471,851) ........................     48,350,000
                                                                  --------------
TOTAL INVESTMENTS (COST $540,593,297*) ...............    101.0%     718,414,178
UNREALIZED LOSSON FORWARD
   CONTRACTS (NET) ...................................     (0.7)     (4,739,174)
OTHER ASSETS AND LIABILITIES (NET) ...................     (0.3)     (2,072,212)
                                                          ------  --------------
NET ASSETS ...........................................    100.0%  $  711,602,792
                                                          ======  ==============

-------------------
  *AGGREGATE COST FOR FEDERAL TAX PURPOSES.
 **RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.
  +NON-INCOME PRODUCING SECURITY.

ABBREVIATION:
ADR--AMERICAN DEPOSITORY RECEIPT.


                        SEE NOTES TO FINANCIAL STATEMENTS
                                       31

TWEEDY, BROWNE AMERICAN VALUE FUND
SCHEDULE OF FORWARD EXCHANGE CONTRACTS

September 30, 2003 (Unaudited)

                                                   CONTRACT         MARKET
                                                    VALUE            VALUE
  CONTRACTS                                          DATE          (NOTE 1)
  ---------                                        --------        --------
FORWARD EXCHANGE CONTRACTS TO BUY
  1,000,000   European Economic Union Euro ......  10/27/03      $    1,163,617
160,000,000   Japanese Yen ......................   5/12/04           1,442,461
 12,500,000   Mexican Peso ......................  11/28/03           1,125,144
 17,500,000   Mexican Peso ......................   12/9/03           1,572,966
 11,000,000   Swedish Krona .....................  10/23/03           1,420,348
  6,200,000   Swedish Krona .....................  10/27/03             800,390
 22,600,000   Swedish Krona .....................   3/29/04           2,897,345
 10,000,000   Swedish Krona .....................    4/2/04           1,281,785
 41,000,000   Swedish Krona .....................   4/22/04           5,250,682
                                                                 ---------------
TOTAL FORWARD EXCHANGE CONTRACTS TO BUY
(CONTRACT AMOUNT $16,115,242) ...................                $   16,954,738
                                                                 ===============
FORWARD EXCHANGE CONTRACTS TO SELL
  1,000,000   European Economic Union Euro ......  10/27/03      $   (1,163,617)
  3,600,000   European Economic Union Euro ......  10/31/03          (4,188,538)
  1,000,000   European Economic Union Euro ......  11/12/03          (1,163,117)
  1,000,000   European Economic Union Euro ......    1/8/04          (1,161,347)
  1,500,000   European Economic Union Euro ......   3/26/04          (1,738,626)
  1,300,000   European Economic Union Euro ......   4/22/04          (1,505,866)
    650,000   European Economic Union Euro ......   5/12/04            (752,586)
  1,750,000   European Economic Union Euro ......   6/18/04          (2,024,468)
  7,200,000   European Economic Union Euro ......    7/6/04          (8,325,865)
    500,000   European Economic Union Euro ......   7/12/04            (578,107)
    875,000   European Economic Union Euro ......   9/10/04          (1,010,328)
    355,000   Great Britain Pound Sterling ......  10/27/03            (588,655)
    660,000   Great Britain Pound Sterling ......   3/26/04          (1,082,540)
  6,000,000   Great Britain Pound Sterling ......    4/2/04          (9,836,076)
  1,750,000   Great Britain Pound Sterling ......   4/22/04          (2,864,557)
    110,000   Great Britain Pound Sterling ......   8/12/04            (178,539)
    500,000   Great Britain Pound Sterling ......   9/10/04            (809,739)
160,000,000   Japanese Yen ......................   5/12/04          (1,442,461)
450,000,000   Japanese Yen ......................   6/18/04          (4,061,605)
920,000,000   Japanese Yen ......................   6/30/04          (8,307,011)
250,000,000   Japanese Yen ......................   7/12/04          (2,258,330)
554,000,000   Japanese Yen ......................   7/29/04          (5,007,568)
 12,500,000   Mexican Peso ......................  11/28/03          (1,125,144)
 17,500,000   Mexican Peso ......................   12/9/03          (1,572,966)
 11,000,000   Swedish Krona .....................  10/23/03          (1,420,348)
  6,200,000   Swedish Krona .....................  10/27/03            (800,390)
 22,600,000   Swedish Krona .....................   3/29/04          (2,897,345)
 10,000,000   Swedish Krona .....................    4/2/04          (1,281,785)
 41,000,000   Swedish Krona .....................   4/22/04          (5,250,682)
  2,500,000   Swiss Franc .......................   1/16/04          (1,898,279)
  1,400,000   Swiss Franc .......................   2/13/04          (1,063,731)
  1,400,000   Swiss Franc .......................   3/26/04          (1,064,768)
  3,300,000   Swiss Franc .......................   4/22/04          (2,511,277)
  1,250,000   Swiss Franc .......................   5/12/04            (951,651)
  1,200,000   Swiss Franc .......................   6/30/04            (914,551)
  1,550,000   Swiss Franc .......................   8/12/04          (1,182,373)
  1,418,040   Swiss Franc .......................   9/10/04          (1,082,376)
                                                                  --------------
TOTAL FORWARD EXCHANGE CONTRACTS TO SELL
(CONTRACT AMOUNT $79,488,542)                                    $  (85,067,212)
                                                                 ===============

                         SEE NOTES TO FINANCIAL STATEMENTS
                                       32

TWEEDY, BROWNE AMERICAN VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003 (Unaudited)

ASSETS
   Investments, at value (Cost $540,593,297) (Note 1) ............ $718,414,178
   Dividends and interest receivable .............................      902,940
   Receivable for Fund shares sold ...............................      118,137
   Prepaid expense ...............................................       14,104
   Receivable for securities lending .............................          799
                                                                  -------------
      TOTAL ASSETS ...............................................  719,450,158
                                                                  -------------

LIABILITIES
   Net unrealized depreciation of forward exchange
      contracts (Note 1) ............................ $  4,739,174
   Payable for Fund shares redeemed .................    2,541,127
   Due to custodian .................................        6,699
   Investment advisory fee payable (Note 2) .........      468,446
   Transfer agent fees payable (Note 2) .............       39,151
   Administration and accounting fees payable (Note 2)      19,730
   Custodian fees payable (Note 2) ..................        6,288
   Accrued expenses and other payables ..............       27,051
                                                      ------------
      TOTAL LIABILITIES ..........................................    7,847,666
                                                                  -------------

 NET ASSETS ...................................................... $711,602,492
                                                                  =============

NET ASSETS CONSIST OF
   Undistributed net investment income. .......................... $  3,312,009
   Accumulated net realized loss on securities, forward
      exchange contracts and foreign currencies ..................  (11,821,207)
   Net unrealized appreciation of securities, forward exchange contracts, foreign currencies and net other assets .........  173,081,622
   Par value .....................................................        3,298
   Paid-in capital in excess of par value ........................  547,026,770
                                                                  -------------
      TOTAL NET ASSETS ........................................... $711,602,492
                                                                  =============

NET ASSET VALUE, offering and redemption price per share
   ($711,602,492 / 32,978,595 shares of common stock outstanding)        $21.58
                                                                         ======


                        SEE NOTES TO FINANCIAL STATEMENTS
                                       33

TWEEDY, BROWNE AMERICAN VALUE FUND
STATEMENT OF OPERATIONS (UNAUDITED)

For the Six Months Ended September 30, 2003

INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $22,439) ....... $  6,886,366
   Interest ......................................................      280,998
   Securities lending (Note 7) ...................................       23,043
                                                                  -------------
      TOTAL INVESTMENT INCOME ....................................    7,190,407
                                                                  -------------
EXPENSES
   Investment advisory fee (Note 2) .................   $4,497,383
   Transfer agent fees (Note 2) .....................      176,224
   Administration and accounting fees (Note 2) ......      120,798
   Custodian fees (Note 2) ..........................       38,193
   Directors' fees and expenses (Note 2) ............       31,776
   Legal and audit fees .............................       14,983
   Other ............................................       40,870
                                                     -------------
      TOTAL EXPENSES .............................................    4,920,227
                                                                  -------------
NET INVESTMENT INCOME ............................................    2,270,180
                                                                  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
(Notes 1 and 3):
   Net realized gain (loss) on:
      Securities .................................................   14,437,078
      Forward exchange contracts .................................   (3,385,767)
      Foreign currencies and net other assets ....................          878
                                                                  -------------
   Net realized gain on investments during the period ............   11,052,189
                                                                  -------------
   Net unrealized appreciation (depreciation) of:
      Securities .................................................   93,860,496
      Forward exchange contracts .................................     (603,720)
      Foreign currencies and net other assets ....................       (2,021)
                                                                  -------------
   Net unrealized appreciation of investments during the period ..   93,254,755
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ..................  104,306,944
                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS ....................................................... $106,577,124
                                                                  =============


                        SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE AMERICAN VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS
                                                                     ENDED              YEAR
                                                                    9/30/03             ENDED
                                                                  (UNAUDITED)          3/31/03
                                                                 -------------      -------------
Net investment income .......................................... $   2,270,180      $   4,623,612
Net realized gain (loss) on securities, forward exchange
   contracts and currency transactions during the period .......    11,052,189        (19,598,616)
Net unrealized appreciation (depreciation) of  securities,
   forward exchange contracts, foreign currencies and net
   other assets during the period ..............................    93,254,755       (183,772,234)
                                                                 -------------      -------------
Net increase (decrease) in net assets resulting from
   operations ..................................................   106,577,124       (198,747,238)

DISTRIBUTIONS:
   Dividends to shareholders from net investment
      income ...................................................            --         (3,622,243)
   Distributions to shareholders from net realized
      gain on investments ......................................            --        (13,465,313)
Net decrease in net assets from Fund share
   transactions ................................................   (54,858,320)       (95,511,689)
                                                                 -------------      -------------
Net increase (decrease) in net assets ..........................    51,718,804       (311,346,483)

NET ASSETS
Beginning of period ............................................   659,883,688        971,230,171
                                                                 -------------      -------------
End of period (including undistributed net investment
   income of $3,312,009 and $1,041,829, respectively) .......... $ 711,602,492      $ 659,883,688
                                                                 =============      =============

                        SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE AMERICAN VALUE FUND
FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each period.

                                        SIX MONTHS
                                           ENDED          YEAR          YEAR          YEAR          YEAR         YEAR
                                          9/30/03         ENDED         ENDED         ENDED         ENDED        ENDED
                                        (UNAUDITED)      3/31/03       3/31/02       3/31/01       3/31/00       3/31/99
                                        -----------      -------       -------       -------       -------       -------
Net asset value, beginning of period ..    $18.53        $24.08        $23.95        $21.87        $22.40        $23.04
                                           ------        ------        ------        ------        ------        ------
Income from investment operations:
Net investment income (a) .............      0.07          0.13          0.06          0.11          0.27          0.12
Net realized and unrealized gain
   (loss) on investments ..............      2.98         (5.21)         1.05          3.15          0.01         (0.37)
                                           ------        ------        ------        ------        ------        ------
      Total from investment
        operations ....................      3.05         (5.08)         1.11          3.26          0.28         (0.25)
                                           ------        ------        ------        ------        ------        ------
DISTRIBUTIONS:
   Dividends from net investment
      income ..........................        --         (0.10)        (0.08)        (0.10)        (0.28)        (0.14)
   Distributions from net realized
      gains ...........................        --         (0.37)        (0.90)        (1.08)        (0.53)        (0.25)
                                           ------        ------        ------        ------        ------        ------
      Total distributions .............        --         (0.47)        (0.98)        (1.18)        (0.81)        (0.39)
                                           ------        ------        ------        ------        ------        ------
Net asset value, end of period ........    $21.58        $18.53        $24.08        $23.95        $21.87        $22.40
                                           ======        ======        ======        ======        ======        ======
Total return (b) ......................    16.46%        (21.16)%        4.75%        14.81%         1.24%       (1.09)%
                                           ======        ======        ======        ======        ======        ======
Ratios/Supplemental Data:
Net assets, end of period (in 000s) ...  $711,602      $659,884      $971,230      $960,403      $905,938    $1,078,214
Ratio of operating expenses to
   average net assets (c) .............     1.37% (d)     1.36%         1.36%         1.36%         1.37%         1.39%
Ratio of net investment income
   to average net assets ..............     0.63% (d)     0.59%         0.23%         0.40%         1.13%         0.55%
Portfolio turnover rate ...............        1%            8%            6%           10%           19%           16%

(a) Net  investment  income for a Fund share  outstanding,  before the waiver of fees by the investment adviser and/or administrator and/or custodian for the year ended March 31, 1999 was $0.12.
(b) Total return represents aggregate total return for the periods indicated.
(c) Annualized expense ratio before the wavier of fees by the investment adviser and/or administrator and/or custodian for the years ended March 31, 1999 was 1.40%.
(d) Annualized

                        SEE NOTES TO FINANCIAL STATEMENTS
                                       36

TWEEDY, BROWNE AMERICAN VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Tweedy, Browne American Value Fund (the "Fund") is a diversified series of Tweedy, Browne Fund Inc. (the "Company"). The Company is an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company was organized as a Maryland corporation on January 28, 1993. The Fund commenced operations on December 8, 1993. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION Generally, the Fund's investments are valued at market value or at fair value as determined by or under the direction of the Company's Board of Directors. Portfolio securities and other assets, listed on a US national securities exchange or through any system providing for same day publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price or the Nasdaq Official Close Price ("NOCP"), when appropriate, prior to the close of regular trading. Portfolio securities and other assets listed on a foreign exchange or through any system providing for same day publication of actual prices are valued at the last quoted sale price available before the time when assets are valued. Portfolio securities and other assets for which there are no reported sales on the valuation date are valued at the mean between the last asked price and the last bid price prior to the close of regular trading. When the Investment Adviser determines that the last sale price prior to valuation or the NOCP does not reflect current market value, the Investment Adviser will determine the market value of those securities or assets in accordance with industry practice and other factors considered relevant by the Investment Adviser. All other securities and assets for which current market quotations are not readily available and those securities which are not readily marketable due to significant legal or contractual restrictions will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by

TWEEDY, BROWNE AMERICAN VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

     REPURCHASE AGREEMENTS The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     FOREIGN CURRENCY The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

TWEEDY, BROWNE AMERICAN VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     FORWARD EXCHANGE CONTRACTS The Fund has entered into forward exchange contracts for non-trading purposes in order to reduce its exposure to fluctuations in foreign currency exchange on its portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Dividend income and interest income may be subject to foreign withholding taxes. The Fund's custodian applies for refunds where available.

     Tweedy, Browne Company LLC is reimbursed by the Fund for the cost of settling transactions in US securities for the Fund through its clearing broker. For the six months ended September 30, 2003 the Fund reimbursed Tweedy, Browne Company LLC $1,677 for such transaction charges.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends from net investment income, if any, and distributions from realized capital gains after utilization of capital loss carryforwards, if any, will be declared and paid annually. Additional distributions of net investment income and capital gains from the Fund may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax on certain undistributed amounts of ordinary income and capital gains. Income dividends

TWEEDY, BROWNE AMERICAN VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

     FEDERAL INCOME TAXES The Fund has qualified and intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

     EXPENSES Expenses directly attributable to the Fund as a diversified series of the Company are charged to the Fund. Other expenses of the Company are allocated to each series based on the average net assets of each series.

2. INVESTMENT ADVISORY FEE, OTHER RELATED PARTY TRANSACTIONS AND ADMINISTRATION FEE

     The Company, on behalf of the Fund, has entered into an investment advisory agreement (the "Advisory Agreement") with Tweedy, Browne Company LLC ("Tweedy, Browne"). Under the Advisory Agreement, the Company pays Tweedy, Browne a fee at the annual rate of 1.25% of the value of the Fund's average daily net assets. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Investment Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

     The current and retired managing directors and their families, as well as employees of Tweedy, Browne, the Investment Adviser to the Fund, have approximately $33.8 million of their own money invested in the Fund as of September 30, 2003.

     The Company, on behalf of the Fund, has entered into an administration agreement (the "Administration Agreement") with PFPC Inc. (the "Administrator"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc. Under the Administration Agreement, the Company pays the Administrator an administration fee and a fund accounting

TWEEDY, BROWNE AMERICAN VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

fee computed daily and payable monthly at the following annual rates of the value of the average daily net assets of the Fund:

--------------------------------------------------------------------------------
                                           BETWEEN        BETWEEN
                                        $500 MILLION    $1 BILLION
                           UP TO             AND            AND        EXCEEDING
                       $500 MILLION      $1 BILLION     $4 BILLION    $4 BILLION
--------------------------------------------------------------------------------
Administration Fees        0.06%            0.04%           0.02%        0.015%
================================================================================

--------------------------------------------------------------------------------
                                           BETWEEN        BETWEEN
                                        $100 MILLION    $2 BILLION
                           UP TO             AND            AND        EXCEEDING
                       $100 MILLION      $2 BILLION     $4 BILLION    $4 BILLION
--------------------------------------------------------------------------------
Accounting Fees           0.03%             0.01%          0.0075%       0.006%
================================================================================

     No officer, director or employee of Tweedy, Browne, the Administrator or any parent or subsidiary of those corporations receives any compensation from the Company for serving as a director or officer of the Company. The Company pays each Non-Interested Director $50,000 annually to be paid quarterly in $12,500 increments plus out-of-pocket expenses for their services as directors. The annual fee of $50,000 paid to each Non-Interested Director is divided proportionately between the Fund and the Tweedy, Browne Global Fund, based on the respective assets of each series.

     Mellon Trust of New England ("MTONE"), formerly Boston Safe Deposit and Trust Company, an indirect, wholly-owned subsidiary of Mellon Trust, serves as the Fund's custodian pursuant to a custody agreement (the "Custody Agreement"). PFPC Inc. serves as the Fund's transfer agent. Tweedy, Browne also serves as the distributor to the Fund and pays all distribution fees. No distribution fees are paid by the Fund.

3.   SECURITIES TRANSACTIONS

     Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended September 30, 2003, aggregated $9,663,002 and $38,609,244, respectively.

     At September 30, 2003, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost, was

TWEEDY, BROWNE AMERICAN VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

$229,623,816 and the aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value, was $51,802,935.

4.   CAPITAL STOCK

     The Company is authorized to issue one billion shares of $0.0001 par value capital stock, of which 400,000,000 of the unissued shares have been designated as shares of the Fund. Changes in shares outstanding for the Fund were as follows:

                      SIX MONTHS ENDED 9/30/03            YEAR ENDED 3/31/03
                      SHARES         AMOUNT            SHARES         AMOUNT
--------------------------------------------------------------------------------
Sold                 2,023,275      $42,213,482      8,688,008    $ 178,689,959
Reinvested                   0                0        825,428       15,889,486
Redeemed            (4,661,623)     (97,071,802)   (14,234,308)    (290,091,134)
--------------------------------------------------------------------------------
Net Increase
   (Decrease)       (2,638,348)    $(54,858,320)    (4,720,872)   $ (95,511,689)
================================================================================

5.   FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves economic and political risks and considerations not typically associated with investing in US companies and the US Government. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, different accounting standards, lower trading volume, delayed settlements and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends paid to the Fund), war, expropriation, political and social instability and diplomatic developments.

6.   LINE OF CREDIT

     The Company and Mellon Bank, N.A. (the "Bank") entered into a Line of Credit Agreement (the "Agreement") which, as amended effective September 24, 2003, provides the Company, on behalf of the Fund and the Tweedy, Browne Global Value Fund, with a $100 million line of credit (the

TWEEDY, BROWNE AMERICAN VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

"Commitment") primarily for temporary or emergency purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities. The Fund may borrow up to the value of one-third of its net assets; provided, however, that the total Commitment available to the Fund is reduced by borrowings of the Tweedy, Browne Global Value Fund. Interest is payable at the Bank's money market rate plus 0.75% on an annualized basis. Under the Agreement, the Company pays a facility fee equal to 0.10% annually of the unutilized Commitment. The Agreement requires, among other provisions, the Fund to maintain a ratio of net assets (not including funds borrowed pursuant to the Agreement) to aggregated amount of indebtedness pursuant to the Agreement of no less than three to one. For the six months ended September 30, 2003, the Company did not borrow, on behalf of the Fund, under the Agreement.

7.   SECURITIES LENDING

     The Fund may lend securities to brokers, dealers and other financial organizations to earn additional income. Each security out on loan is collateralized with segregated assets held with the Fund's custodian in an amount equal to or greater than the current market value of loaned securities.

     At September 30, 2003, the Fund did not have any securities out on loan and did not have any segregated assets with the Fund's custodian.

                       This page left blank intentionally.

                            TWEEDY, BROWNE FUND INC.
                          350 Park Avenue, NY, NY 10022
                                  800-432-4789
                                 www.tweedy.com






ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Tweedy, Browne Fund Inc.
           --------------------------------------------------------------
By (Signature and Title)*  /s/ Christopher H. Browne
                         ------------------------------------------------
                           Christopher H. Browne, President
                           (principal executive officer)

Date                   December 8, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Christopher H. Browne
                         ------------------------------------------------
                            Christopher H. Browne, President
                            (principal executive officer

Date                   December 8, 2003
    ---------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Q. Wyckoff
                         ------------------------------------------------
                            Robert Q. Wyckoff, Jr., Treasurer
                            (principal financial officer)

Date                   December 8, 2003
    ---------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.